Subsequent Events - Narrative (Details) - USD ($) $ in Thousands					3 Months Ended
	Nov. 01, 2023	Oct. 30, 2023	Sep. 29, 2023	Aug. 29, 2023	Sep. 30, 2023
Subsequent Event [Line Items]
Shares issued in connection with dividend reinvestment plan (Class I) (in shares)			60,815.426	59,767.496	120,582.922
Proceeds from issuance of common shares					$ 650,273
Subsequent Event
Subsequent Event [Line Items]
Shares issued in connection with dividend reinvestment plan (Class I) (in shares)		60,820.367
Proceeds from issuance of common shares	$ 2,442